Acquisitions - Pro Forma (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Business Acquisition [Line Items]
Net income attributable to partners	$ 33	$ 3	$ 107	$ 57	$ 76	$ 12	$ 88	$ 40	$ 200	[1]	$ 216	[2]	$ 191	[3]
Net income attributable to predecessor operations									(25)		(51)		(91)
General partner's interest in net income									(70)		(41)		(25)
Net income allocable to limited partners	8	(20)	86	31	52	(9)	69	12	105		124		75
Dcp Midstream Lp [Member]
Business Acquisition [Line Items]
Total operating revenues											2,824		3,790
Net income attributable to partners											216		191
Net income attributable to predecessor operations											(51)		(91)
General partner's interest in net income											(41)		(25)
Net income allocable to limited partners											124		75
Net income per limited partner unit - basic and diluted (in dollars per share)											$ 2.28
Net income per limited partner unit - basic (in dollars per share)													$ 1.73
Net income per limited partner unit - diluted (in dollars per share)													$ 1.72
Crossroads System [Member]
Business Acquisition [Line Items]
Total operating revenues											27	[4]	114
Net income attributable to partners											2	[4]	4
Net income allocable to limited partners											2	[4]	4
Net income per limited partner unit - basic and diluted (in dollars per share)											$ 0.03	[4]
Net income per limited partner unit - basic (in dollars per share)													$ 0.09
Net income per limited partner unit - diluted (in dollars per share)													$ 0.09
Dcp Midstream Partners Lp Pro Forma [Member]
Business Acquisition [Line Items]
Total operating revenues											2,851		3,904
Net income attributable to partners											218		195
Net income attributable to predecessor operations											(51)		(91)
General partner's interest in net income											(41)		(25)
Net income allocable to limited partners											$ 126		$ 79
Net income per limited partner unit - basic and diluted (in dollars per share)											$ 2.31
Net income per limited partner unit - basic (in dollars per share)													$ 1.82
Net income per limited partner unit - diluted (in dollars per share)													$ 1.81

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	The year ended December 31, 2012 includes the financial results of Crossroads for the period from January 1, 2012 through July 2, 2012.